Related party transactions - Joint ventures and associate entities (Details)	Dec. 31, 2024	Dec. 31, 2023
Nippon Calmic Ltd
Joint ventures and associate entities
Ownership interest in associate	49.00%	49.00%
SCI Pierre Brossolette
Joint ventures and associate entities
Ownership interest in associate	26.25%	26.25%
Skadedyrkontrollen ost AS
Joint ventures and associate entities
Ownership interest in associate	40.00%	40.00%
Boecker Public Safety Services - Qatar W.L.L.
Joint ventures and associate entities
Ownership interest in associate	24.50%	24.50%
Boecker Public Health Services Limited
Joint ventures and associate entities
Ownership interest in associate	30.00%	30.00%
Fujian Xunke Pest Control Company Limited
Joint ventures and associate entities
Ownership interest in associate	30.00%	30.00%
Guangdong Vircon Pest Management Company Limited
Joint ventures and associate entities
Ownership interest in associate	30.00%	30.00%
Ningbo Yuying Vector Control Company Limited
Joint ventures and associate entities
Ownership interest in associate	30.00%	30.00%
Guangdong New Hope Environmental Technology Co., Ltd.
Joint ventures and associate entities
Ownership interest in associate	30.00%	30.00%